Esoterica NextG Economy ETF

Supplement dated October 1, 2021 to the

Statement of Additional Information (“SAI”) dated March 1, 2021, as supplemented April 1, 2021

The Officer Table on page 28 of the SAI is deleted in its entirety and replaced with the following:

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Qindong (Bruce) Liu, 1979	President, Chief Executive Officer	Chief Executive Since March 2021; President since September 2021.	Chief Executive Office & Chief Investment Officer, Esoterica Capital LLC (2019 – present); Chairman & Chief Compliance Officer, Esoterica Capital LLC (2021 – present); Portfolio Manager, Phase Capital LP (an asset management company) (2017 – 2019); Equity Strategist, WisdomTree Investments (an asset management company) (2015 – 2017); Research Analyst, Sanford C. Bernstein & Co., LLC (broker-dealer) (2013 – 2015).
Monique Labbe, 1973	Treasurer, Principal Financial Officer	Since October 2019	Senior Director, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2014-Present).
Nancy J. Tyminski, 1962	Chief Compliance Officer, AML Officer	Since October 2019	CCO, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2019 to present), Senior Due Diligence Officer, Foreside Financial Group, LLC (a fund and advisory services company) (2015-2019), Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (a bank) (2011-2015).
Diana Wang, 1988	Secretary	Since October 2019	Chief Operating Officer, Esoterica Capital LLC (2019 – present); Vice President, U.S. Operations, Facing East Entertainment (HK) Ltd., (a production and financing company) (2016-2018); Vice President, Acquisitions, Triple Star Realty (a real estate services company) (2014-2016).

1.	The address for each officer is c/o Esoterica Thematic Trust, 675 W. 59th St., Suite 903, New York, New York 10069.

2.	Officers are elected yearly by the Trustees.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Fund, each dated March 1, 2021, as supplemented April 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-(866) 979-1710, visiting the Fund’s website (www.esotericacap.com) or by writing to the Fund’s Distributor, Foreside Fund Services, LLC at Three Canal Plaza, Portland, Maine 04101.

Please retain this Supplement for future reference.